EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Medicare Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (50)	$ (65)	$ (58)
Non-current liabilities	(1,639)	(1,563)	(1,878)
Net amount recognized	$ (1,689)	$ (1,628)	$ (1,936)
Weighted average assumptions used:
Discount rate	3.40%	4.50%	3.80%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	$ 2,546	$ 3,691	$ 2,606
Non-current liabilities
Net amount recognized	$ 2,546	$ 3,691	$ 2,606
Weighted average assumptions used:
Discount rate	3.20%	4.40%	3.70%
Rate of compensation increases
Pre 65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.20%	6.90%	8.30%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2027
Pre 65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.20%	6.90%	8.30%
Post 65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	(5.00%)	13.10%	11.10%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2027
Post 65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.10%	7.90%	11.10%